INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, Gross Amount	$ 1,003,183	$ 380,933
Intangible assets, Accumulated Amortization	263,119	67,279
Intangible assets, Net	740,064	313,654
Development Rights [Member]
Intangible assets, Gross Amount	769,383	119,383
Intangible assets, Accumulated Amortization	169,599	6,639
Intangible assets, Net	$ 599,784	$ 112,744
Customer Relationships [Member]
Intangible assets, Useful Life	5 years	5 years
Intangible assets, Gross Amount	$ 233,800	$ 233,800
Intangible assets, Accumulated Amortization	93,520	46,760
Intangible assets, Net	$ 140,280	$ 187,040
Developed Technology [Member]
Intangible assets, Useful Life		2 years
Intangible assets, Gross Amount		$ 27,750
Intangible assets, Accumulated Amortization		13,880
Intangible assets, Net		$ 13,870
Minimum [Member] | Development Rights [Member]
Intangible assets, Useful Life	2 years	2 years
Maximum [Member] | Development Rights [Member]
Intangible assets, Useful Life	3 years	3 years